Securities (Schedule Of Contractual Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Securities [Abstract]
Available-for-sale Securities, One year or less, Amortized Cost	$ 190
Available-for-sale Securities, One year through five years, Amortized Cost	637,085
Available-for-sale Securities, Five years through ten years, Amortized Cost	183,130
Available-for-sale Securities, Ten years and thereafter, Amortized Cost	237,878
Available-for-sale Securities, Amortized Cost	1,058,283	1,367,925
Available-for-sale Securities, One year or less, Estimated Fair Value	190
Available-for-sale Securities, One year through five years, Estimated Fair Value	633,101
Available-for-sale Securities, Five years through ten years, Estimated Fair Value	187,613
Available-for-sale Securities, Ten years and thereafter, Estimated Fair Value	249,063
Available-for-sale Securities, Total	1,069,967	1,406,844
Held-to-maturity Securities, One year or less, Amortized Cost	6,716
Held-to-maturity Securities, One year through five years, Amortized Cost	60,598
Held-to-maturity Securities, Five years through ten years, Amortized Cost	399,618
Held-to-maturity Securities, Ten years and thereafter, Amortized Cost	1,251,091
Held-to-maturity Securities, Amortized Cost	1,718,023	1,887,947
Held-to-maturity Securities, One year or less, Estimated Fair Value	6,806
Held-to-maturity Securities, One year through five years, Estimated Fair Value	63,804
Held-to-maturity Securities, Five years through ten years, Estimated Fair Value	400,295
Held-to-maturity Securities, Ten years and thereafter, Estimated Fair Value	1,270,941
Held-to-maturity Securities, Total	$ 1,741,846	$ 1,969,899